FAIR VALUE MEASUREMENT (Details) (Fair value measurements recurring, USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total Fair Value and Carrying Value on the Balance Sheet
Assets:
Investment in securities		$ 295,715	$ 4,034,296
Total assets			11,341,781
Liabilities:
Net assets (liabilities)	1,638,709	(7,560,660)
Total Fair Value and Carrying Value on the Balance Sheet | Foreign exchange forward contracts
Assets:
Foreign exchange forward contracts	2,910,300	8,131,716	7,307,485
Liabilities:
Foreign exchange forward contracts	(1,271,591)	(15,988,091)
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Investment in securities		295,715	4,034,296
Total assets			4,034,296
Liabilities:
Net assets (liabilities)		295,715
Significant Other Observable Inputs (Level 2)
Assets:
Total assets			6,711,233
Liabilities:
Net assets (liabilities)	1,638,709	5,622,316
Significant Other Observable Inputs (Level 2) | Foreign exchange forward contracts
Assets:
Foreign exchange forward contracts	2,910,301	5,622,316	6,711,233
Liabilities:
Foreign exchange forward contracts	(1,271,592)
Significant Unobservable Inputs (Level 3)
Assets:
Total assets			596,251
Liabilities:
Net assets (liabilities)		(13,478,691)
Significant Unobservable Inputs (Level 3) | Foreign exchange forward contracts
Assets:
Foreign exchange forward contracts		2,509,400	596,251
Liabilities:
Foreign exchange forward contracts		$ (15,988,091)